Expense Example - NVIT International Index Fund	Class I Shares 1 Year	Class I Shares 3 Years	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class VIII Shares 1 Year	Class VIII Shares 3 Years	Class VIII Shares 5 Years	Class VIII Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years
USD ($)	46	144	252	567	69	218	379	847	87	271	471	1,049	31	97	169	381